Taxes On Income (Schedule Of Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current taxes: Domestic	$ 40,357	$ 36,888	$ 31,654
Current taxes: Foreign	6,593	9,635	13,884
Taxes on income, current	46,950	46,523	45,538
Adjustment for previous years: Domestic	(10,681)	82,407	(7,298)
Adjustment for previous years: Foreign	(124)	16	147
Adjustment for previous years, total	(10,805)	82,423	(7,151)
Deferred income tax: Domestic	(6,607)	342	(865)
Deferred income tax: Foreign	(5,407)	2,099	(1,079)
Deferred income tax expense (benefit), total	(12,014)	2,441	(1,944)
Domestic	23,069	119,637	23,491
Foreign	1,062	11,750	12,952
Actual tax expenses	$ 24,131	$ 131,387	$ 36,443